Joint Ventures - Other Joint Venture Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Cash and cash equivalents	$ 2,655,236	$ 1,515,051	$ 509,102	$ 588,530
Other current financial liabilities	522,999	51,305
Other non-current financial liabilities	2,394,218	2,587,732
Depreciation and amortization expense	(244,458)	(214,239)	(203,912)
Interest Expense	(86,651)	(84,626)	$ (82,199)
SQM Vitas Fzco.
Statement [Line Items]
Cash and cash equivalents	3,866	4,115
Other current financial liabilities	9,753	0
Other non-current financial liabilities	0	0
Depreciation and amortization expense	0
Interest Expense	(1)	(1)
Income tax benefit (expense)	0	0
SQM Vitas Brasil Agroindustria
Statement [Line Items]
Cash and cash equivalents	3,820	4,132
Other current financial liabilities	82	10,416
Other non-current financial liabilities	0	0
Depreciation and amortization expense	(331)	(278)
Interest Expense	(333)	(367)
Income tax benefit (expense)	3,164	1,985
SQM Vitas Peru S.A.C.
Statement [Line Items]
Cash and cash equivalents	2,208	380
Other current financial liabilities	4,951	238
Other non-current financial liabilities	117	289
Depreciation and amortization expense	(360)	(354)
Interest Expense	(298)	(311)
Income tax benefit (expense)	2,370	1,692
Joint ventures
Statement [Line Items]
Cash and cash equivalents	12,913	13,272
Other current financial liabilities	15,280	19,195
Other non-current financial liabilities	117	289
Depreciation and amortization expense	(1,050)	(1,044)
Interest Expense	(1,019)	(1,193)
Income tax benefit (expense)	4,899	3,507
Pavoni & C. Spa
Statement [Line Items]
Cash and cash equivalents	1,088	787
Other current financial liabilities	494	7,561
Other non-current financial liabilities	0	0
Depreciation and amortization expense	(183)	(245)
Interest Expense	(347)	(459)
Income tax benefit (expense)	459	173
Covalent Lithium Pty Ltd.
Statement [Line Items]
Cash and cash equivalents	1,931	3,858
Other current financial liabilities	0	980
Other non-current financial liabilities	0	0
Depreciation and amortization expense	(176)	(167)
Interest Expense	(40)	(55)
Income tax benefit (expense)	$ (1,094)	$ (343)